Investor Presentation Fifth Street Finance Corp. First Fiscal Quarter Ended December 31, 2011 Filed pursuant to Rule 497(a) File No. 333-166012 Rule 482ad

Forward Looking Statements
2
This presentation may contain certain forward-looking statements, including statements with regard to the future performance of Fifth Street Finance Corp. (“Fifth Street Finance Corp.,” “FSC” or “Company”). Words such as “believes,” “expects,”
“projects,” “anticipates” and “future” or similar expressions are intended to identify forward-looking statements. These forward-
looking statements are subject to the inherent uncertainties in predicting future results and conditions. Certain factors could cause actual results to differ materially from those projected in these forward-looking statements, and such factors are identified from time to time in Fifth Street Finance Corp.’s filings with the Securities and Exchange Commission. Fifth Street
Finance Corp. undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise.
This presentation is neither an offer to sell nor a solicitation of an offer to purchase securities of Fifth Street Finance Corp.
Such an offer or solicitation can only be made by way of a Company prospectus and otherwise in accordance with applicable securities laws.
The summary descriptions and other information included herein and any other materials provided to you by the Company or its representatives are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations.
Before making an investment decision with respect to the Company, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors.
These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and the Company’s related documentation.
No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of the Company.

• Business Development Companies (“BDCs”) are uniquely positioned financing vehicles that provide debt and equity capital to private and small publicly-owned enterprises
• BDCs were created by Congress in 1980 with the stated mission of facilitating the flow of capital to companies lacking access to public capital markets
• BDC regulations allow a maximum debt-to-equity ratio of 1:1 which allow BDCs to modestly enhance their return
• BDCs are required to distribute at least 90% of their taxable income to shareholders annually
• SEC regulations require BDCs to report the fair value of assets quarterly
BDC Structure and Regulation
3

• A specialty finance company providing first lien, second lien, mezzanine and one-stop financing solutions for small to mid-sized companies
• Operates as an externally managed BDC/RIC
• Nearly all debt investments are private equity sponsor-backed transactions that are originated in-house
• Typical investment size: $10 million to $75 million
• Over $800 million market capitalization
1
• Disciplined investment process with a proven 13-year track record
1
As of February 8, 2012
Fifth Street Overview
4
Fund I
1998
Fund II
2005
Fund III
2007
BDC
Conversion
2008
IPO
June 2008
Wells Fargo
Credit Facility
2009
SBIC License
Granted
2010
ING Capital-led
Credit Facility
2010
Received
Investment
Grade Rating
2011
Convertible
Debt Offering
2011
SMBC Credit
Facility
2011

• Substantial debt yields with a majority of investments on monthly payment schedules
• Portfolio target of 70%-80% in first lien investments. As of December 31, 2011, approximately 75% of our portfolio was in first lien investments
• Received ‘BBB-’ investment grade rating from Fitch Ratings
• Releases regular newsletters
• Discloses leverage ratio for each loan rating category and discloses non-performing assets
• Investment Adviser permanently waived base management fees on cash and cash equivalents
• Leonard Tannenbaum, CEO, owns approximately 2.3% (~1.9 million shares) of FSC common stock and purchased $2 million of convertible senior unsecured debt
• Pays a monthly dividend - $0.0958 per share payable 4/30/2012, 5/31/2012 and 6/29/2012
• FSC’s Board has declared $4.67 in dividends per share since its IPO in June 2008
• FSC’s amended and restated dividend reinvestment plan (“DRIP”) offers up to a 5% discount on newly issued shares purchased through the DRIP (provided that shares will not be issued at less than net asset value per share)
• Strong balance sheet with diversified funding sources
– $230 million syndicated credit facility led by ING Capital LLC, expandable up to $350 million
– $200 million credit facility with Sumitomo Mitsui Banking Corporation
– $100 million credit facility with Wells Fargo Bank, N.A., expandable up to $150 million
– $125 million 5-year convertible senior unsecured debt
– $150 million in 10-year SBA debentures issued by SBIC subsidiary
Strong Value Position
High Quality
Portfolio
Diverse
Funding Base
Dividends
Transparency &
Shareholder
Alignment
5
1
As of December 31, 2011
2
As of February 8, 2012
2

January-09
July-09
February-10
September-10
April-11
December-11

FIFTHSTREET

Fifth Street Total Return

1
Source: Capital IQ (Assumes the reinvestment of all income dividends and capital gain distributions from a $100 investment made at the beginning of this period)
• Since the beginning of 2009, FSC’s cumulative
total returns have outperformed the SPDR
Financial Sector Fund (XLF) by 7.5 times
• Since the beginning of 2009, FSC’s cumulative
total returns have outperformed the SPDR S&P
500 Fund (SPY) by 41% and have outperformed
in two of the three years (2009 and 2010)
0
50
100
150
200
250
FSC
SPY
XLF
Indexed to 100
68.1
48.1
9.0
0
20
40
60
80
FSC SPY XLF
Cumulative Total Return (%)
1
(2009-2011)
Cumulative Total Return (%)
1

Winner
2011 M&A ADVISOR FINANCING AWARDS

2011 ACG New York
CHAMPION'S AWARD
WINNER

FIFTHSTREET

1
Source: Pitchbook
Strong Middle Market Presence
7
• Closed over $600 million of new investments in 2011
• Strong relationships with leading middle market sponsors
– Focus on originating with a core group of sponsors  to enhance origination efficiency and asset performance
• Reputation for delivering on commitments
• Mutual benefits of strategic partnerships including:
– Incremental due diligence
– Additional layer of monitoring
– Additional source of operating expertise
TOP LENDERS IN PRIVATE EQUITY IN 2011
- Debt Financing Agent of the Year
- Senior Secured Financing Agent of the Year
- Senior Lender of the Year
- Dealmaker of the Year, Casey Zmijeski
RECENT INDUSTRY AWARDS
GE Capital
Madison Capital Funding
Bank of America Merrill Lynch
Wells Fargo
JP Morgan
Fifth Street Finance Corp.
Goldman Sachs
Barclays Capital
Deutsche Bank
Golub Capital
Morgan Stanley
Credit Suisse
Fifth Third Bank
1

• Diverse sources of long-term, cost efficient capital enhance overall shareholder return
• Target leverage of 0.6x (excluding SBA leverage)
FSC Funding Sources
1
8 1
As of December 31, 2011
Total Facility Size Maturity Interest Rate Key Info.
Syndicated
Credit Facility
led by
ING Capital LLC
$230 million; expandable                          February 2014
up to $350 million
(includes 7 lenders in the
syndication)
• LIBOR+300 with no LIBOR floor
when over 35% drawn on the
facility
• LIBOR+325 with no LIBOR floor
otherwise
• Contingent on Investment Grade
rating
Secured by all assets of Fifth Street not held in the SBIC,
Sumitomo or the Wells Fargo SPVs
Sumitomo Mitsui
Banking Corp.
Credit Facility
$200 million September 2018 LIBOR+225 with no LIBOR floor • Non-recourse asset backed SPV
Wells Fargo
Credit Facility
$100 million; expandable up to
$150 million
February 2014 LIBOR+275 with no LIBOR floor • Non-recourse asset backed SPV
Convertible Debt
$125 million April 2016 5.375% per annum • Unsecured
• Conversion price of $14.76 per share
SBIC Debentures
$75 million Regulatory Capital
$150 million SBA Leverage
$225 million total capital
February 2020 Fixed at a weighted average interest
rate of 3.6% per annum for 10 years
• Non-recourse asset backed SPV; fully-funded
• Fifth Street and its first SBIC subsidiary received
an exemptive order that excludes debt of the SBIC
subsidiary from the definition of “senior securities”
under the 200% asset coverage test
• Fifth Street has applied for a second SBIC license. A
second license, if granted, would give Fifth Street the
capability to issue an additional $75 million of debentures, subject to receiving a capital commitment from the SBA

Q2-08
Q3-08
Q4-08
Q1-09
Q2-09
Q3-09
Q4-09
Q1-10
Q2-10
Q3-10
Q4-10
Q1-11
Q2-11
Q3-11
Q4-11
Q1-12

Q1 08
Q3 08
Q1 09
Q3 09
Q1 10
Q3 10
Q1 11
Q3 11
Q1 12

FIFTHSTREET

Portfolio Growth Since IPO

Portfolio Mix at Fair Value Since IPO
1
• Target of 70% - 80% First Lien investments
Portfolio Investments (in millions)
1
Committed Capital (in millions)
1
1
FSC fiscal year end is September 30
(to date)
5%
10%
15%
20%
25%
0%
20%
40%
60%
80%
100%
Equity & LP Interests
Second Lien & Subordinated
Debt
First Lien
Weighted Average Yield
$0
$500
$1,000
$1,500
$2,000
2008 2009 2010 2011 Q1 2012
Capital Markets (equity) Private Convertible Debt
SBIC Credit Facilities
$0
$400
$800
$1,200
$1,600
$-
$5
$10
$15
$20
$25
Net Investment Income Investments at cost

Investments in 67 Different Companies
Average Investment Size:
$19.6 million
Weighted Average Yield
On Debt Investments:
12.3%, with a cash component of 11.2%
Diversified Portfolio
At Fair Value as of December 31, 2011
PORTFOLIO OVERVIEW
Healthcare services, 21%
IT services, 11%
Diversified support services,
7%
Healthcare equipment, 7%
Manufacturing, 7%
Oil & gas equipment &
services, 7%
Retail, 6%
Household products & home
improvement, 5%
Leisure facilities & products,
5%
Pharmaceuticals, 4%
Advertising, 3%
Education services, 3%
Infrastructure, 3%
Logistics, 3%
Diversified financial
services, 2%
Environmental chemicals &
services, 2%
Food & restaurants, 2%

Typical Investment

Investment Process

FIFTHSTREET

Intense Focus on Managing Credit Risk
Comprehensive Investment Process
FSC
Investment
$20 million
$5-$10 million
$20 million
$20 million
Term Loan A
(5-20% amortization per year)
Term Loan B
(1% amortization per year)
Rollover Equity or Seller Note
Sponsor Equity
• Substantial excess
enterprise value
• Significant investment(s)
by private equity sponsor(s)
• Predictable positive
operating cash flow for at
least 5 years
• Ongoing and available
liquidity
• Focus mainly on first
lien investments
• Low leverage
• Strong covenants and
collateral packages
Target Transaction
Characteristics
Structuring
Methodology
Representative Investment
11
Origination Underwriting Portfolio Management
• Deal opportunities are sourced
and screened
• Comprehensive investment
summary prepared
• Sponsor underwriting
• Proprietary deal scoring model
• Preliminary due diligence
• Initial Investment Committee review
• Draft term sheet
• Term sheet negotiated
• Ongoing Investment
• Committee review
• Thorough due diligence
• Structuring
• Closing and funding following final
Investment Committee approval
• Proactive monthly / quarterly review
and monitoring process
– Covenant compliance
– Board observation rights
– Current performance vs. budget
– Onsite inspection
– Internal ratings
• Increased monitoring of problem credits
• Established and proven
investment process
• Dual underwriting
methodology with stringent
underwriting standards
• Dedicated portfolio
management team that
actively manages all
troubled securities
• Utilize scalable approach to
create portfolio dashboards
and heat mapping

Schedule of Investments
At Fair Value as of December 31, 2011
Top Ten Investments
12
$ in millions
Company
Total Investment
Industry % of portfolio
Dominion Diagnostics, LLC $   48.7 Healthcare services 4.35%
CRGT, Inc. 48.3 IT consulting & other services 4.32
Tegra Medical, LLC 46.7 Healthcare equipment 4.17
Welocalize, Inc. 43.5 Internet software & services 3.88
Refac Optical Group 35.3 Specialty stores 3.15
NDSSI Holdings, LLC 35.0 Electronic equipment & instruments 3.12
CCCG, LLC 34.4 Oil & gas equipment & services 3.07
JTC Education, Inc. 32.5 Education Services 2.90
Miche Bag, LLC 32.4 Apparel, accessories & luxury goods 2.90
Titan Fitness, LLC 30.8 Leisure facilities 2.75
Other investments
Other investments $ 732.3
Total Portfolio $1.1 Billion

1
Due to operating performance, this ratio is not measurable and, as a result, is excluded from the total portfolio calculation
• Portfolio investments are assessed and rated quarterly on a scale from 1 to 5 based on underlying credit and performance statistics
• Approximately 90% of securities were externally valued by independent valuation firms
• Over 98% of the portfolio has an investment rating of 1 or 2
Asset Quality
At Fair Value as of December 31, 2011
Investment
Rating Description
Investment
($ in millions)
% of Total
Portfolio
Debt/EBITDA
Leverage Ratio
1 Investment is performing above expectations and/or a capital gain is expected. $ 157.5 14.1% 2.7x
2
Investment is performing substantially within our expectations, and whose risks remain neutral or favorable compared to the potential risks at the time of the original investment. All new investments are initially rated 2.
941.3 84.1 4.0x
3
Investment is performing below our expectations and that require closer monitoring, but where we expect no loss of investment return (interest and/or dividends) or principal. Companies with a rating of 3 may be out of compliance with financial covenants.
--- --- ---
4
Investment is performing below our expectations and for which risk has increased materially since the original investment. We expect some loss of investment return, but no loss of principal.
10.9 1.0
5
Investment is performing substantially below our expectations and whose risks have increased substantially since the original investment. Investments with a rating of 5 are those for which some loss of principal is expected.
10.2 0.9
Total $1,119.9 100% 3.9x
13
NM
1
NM
1

Investment Rating 1 — Investment is performing above expectations and/or a capital gain is expected.
Investment Rating 2 — Investment is performing substantially within our expectations, and whose risks remain neutral or favorable compared to the potential risks at the time of the original investment. All new investments are initially rated 2.
Investment Rating 3 — Investment is performing below our expectations and that require closer monitoring, but where we expect no loss of
Investment Rating 4 — Investment is performing below our expectations and for which risk has increased materially since the original investment. We expect some loss of investment return, but no loss of principal.
Investment Rating 5 — Investment is performing substantially below our expectations and whose risks have increased substantially since the original investment. Investments with a rating of 5 are those for which some loss of principal is expected.
Rated 1 & 2 securities,
over 98% at Fair Value
Note: FSC fiscal year end
is September 30
Investment Ratings at Fair Value
14
0%
10%
20%
30%
40%
50%
60%
70%
80%
90%
100%
Investment Rating 3, 4 & 5
Investment Rating 2
Investment Rating 1
investment return (interest and/or dividends) or principal. Companies with a rating of 3 may be out of compliance with financial covenants.

$ in thousands (except per share data)
Statement of Operations Data
Total investment income $ 39,497
Base management fee 5,741
Incentive fee 5,247
All other expenses 8,825
Gain on extinguishment of convertible senior notes 1,305
Net investment income 20,989
Net unrealized appreciation on investments 5,833
Net realized loss on investments (16,638)
Net increase in net assets resulting from operations 10,184
Statement of Assets and Liabilities Data
Total investments at fair value $ 1,119,898
Cash and cash equivalents 70,336
Other assets 28,238
Total assets 1,218,472
Credit facilities payable 209,269
SBA debentures payable 150,000
Convertible senior notes payable 124,500
Other liabilities 19,038
Total liabilities 502,807
Total net assets 715,665
Per Share Data
Net investment income $ 0.29
NAV per share at end of period $ 9.89
Summary Financials
At and for the quarter ended December 31, 2011

Q1 2008
Q3 2008
Q1 2009
Q3 2009
Q1 2010
Q3 2010
Q1 2011
Q3 2011

FIFTHSTREET

1
Source: Pitchbook
2
Source: Intex, Wells Fargo Securities LLC
3
Source: LCD 4Q 2011 High-End Middle Market Lending Review
Opportunity in Target Market is Significant
MIDDLE MARKET DEBT TYPES
MIDDLE MARKET DEALS CLOSED (UNDER $500M)
16
DEBT MULTIPLES OF SPONSORED MIDDLE MARKET LOANS
CLO Reinvestment Conclusion
$, in billions
0
50
100
150
200
$0
$5
$10
$15
$20
Capital Invested ($B) # of deals
0%
20%
40%
60%
80%
100%
2005 2006 2007 2008 2009 2010 2011
Senior Subordinated Mezzanine Revolving Credit Line Other
4.4x 4.4x
5.2x
4.6x
3.8x 3.9x
4.2x
4.8x
0x
2x
4x
6x
2005 2006 2007 2008 2009 2010 2011 4Q 2011
FLD/EBITDA SLD/EBITDA Other Sr Debt/EBITDA Sub Debt/EBITDA
$5.3 $4.9
$15.5
$31.2
$47.1
$64.9
$49.8
$3.5
0
20
40
60
80
100
$-
$15
$30
$45
$60
$75
2008 2009 2010 2011 2012 2013 2014 2015
$, CLO Balance Ending Reinvestment
%, Cumulative CLO Balance Ending Reinvestment
1
1
2
3

1
At fair value as of December 31, 2011
Key Investment Highlights
17
• Strong risk adjusted returns
– High-quality investments with substantial cash yields
• Focus on safer investments
– Target of 70% - 80% first lien investments
• As of December 31, 2011, approximately 75% of portfolio consisted of first lien investments
– Invests primarily in established small and mid-sized companies with a history of positive operating cash flow
– Intense focus on managing credit risk
– Over 98% of portfolio has an investment rating of 1 or 2
• Transparency
– Releases regular newsletters
– Discloses leverage ratios
– Discloses non-performing assets
• Relationships
– Strong relationships with private equity sponsors focused on small and mid-sized companies that drive new deal flow
• Multiple sources of capital to manage liquidity and provide lower cost of capital
• Experienced, cohesive management team that is aligned with investors
1

Corporate Information

Board of Directors Independent Audit Firm
Independent
PricewaterhouseCoopers LLP Leonard M. Tannenbaum Alexander C. Frank
Brian S. Dunn Chairman & CEO Chief Financial Officer
Richard P. Dutkiewicz
Byron J. Haney Independent Valuation Firms Bernard D. Berman Ivelin M. Dimitrov
Frank C. Meyer Murray, Devine & Co. President, CCO & Secretary Chief Investment Officer
Douglas F. Ray Lincoln Partners Advisors LLC
Interested
Bernard D. Berman BMO Capital Markets Morgan Keegan
Leonard M. Tannenbaum Corporate Counsel David Chiaverini, (212) 885-4115 Robert Dodd, (901) 579-4560
Sutherland Asbill & Brennan LLP
FBR Capital Markets RBC Capital Markets
Corporate Headquarters Gabe Poggi, (703) 469-1141 Jason Arnold, (415) 633-8594
10 Bank Street, 12    floor
Transfer Agent
White Plains, NY 10606 American Stock Transfer & Trust Company, LLC Fitch Ratings Stifel Nicolaus
Tel: (914) 286-6800 Tel: (212) 936-5100 Sadia Nabi, (212) 908-0327 Greg Mason, (314) 342-2194
Fax: (914) 328-4214 www.amstock.com Troy Ward, (314) 342-2714
Gilford Securities
Casey Alexander, (212) 940-9276 UBS
Other Offices Securities Listing Dean Choksi, (212) 713-2382
Chicago Nasdaq, ticker FSC Janney Montgomery Scott
Los Angeles John T.G. Rogers, (202) 955-4316 Wells Fargo
Joel Houck, (443) 263-6521
Corporate Website Investor Relations Contact Ladenburg Thalmann Jonathan Bock, (443) 263-6410
www.fifthstreetfinance.com Stacey L. Thorne Mickey Schlein, (305) 572-4131
Fifth Street Finance Corp.
Tel: (914) 286-6811 Macquarie
Fiscal Year End ir@fifthstreetfinance.com Matthew Howlett, (212) 231-8063
September 30 Jasper Burch, (212) 231-8060
Research Coverage
Corporate Officers
th

O'Currance Teleservices
Saddleback fence & vinyl products
Best Vinyl
Elephant & Castle
TCSC
Cell Materials
iba
the EDGE Fitness Clubs

PPT Pacific Production Technologies
Lighting by Gregory.com
CSI
RAC Rail Acquisition Corp.
Western Emulsions
Storyteller
HealthDrive Medical & Dental Practices

trans-Trade Inc.
Cenegenics Medical Institute
idX
Re-Bath "The Refreshing Remodel"
JTC Education
Tegra Medical
WhatCounts
Eagle Hospital Physicians

Enhanced Recovery Company, LLC
Epic MedStaff Home Healthcare, Inc.
Specialty Bakers
CRGT Delivering Results Through Agility
welocalize
Miche Bag
Dominion Diagnostics

Advanced Pain Management
Dina Inc.
Physicians Pharmacy Alliance
Cardon
US Retirement Partners
NDS Surgical Imaging
IOS PCI
Phoenix Brands
The Outsource Group

Express Integrated Technologies
Preferred Homecare
Refac Optical Group
PAE
Ernest Health, Inc.
GSE
Securus Technologies
Titan Fitness

Charter Brokerage
Stackpole International
Discovery Practice Management
CTM Group Inc.
Bojangles'
Insight Pharmaceuticals
The Spine Center
Vention

Dial-Star
CPASiteSolutions
genoa healthcare
solutionset
Slate pharmaceuticals | drug delivery

FIFTHSTREET

1 As of December 31, 2011, equity investments account for approximately 2% of the entire portfolio at fair value FSC Portfolio Debt & Equity Investments 1 As of December 31, 2011 19